SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes and EPS (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	May. 31, 2015	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Deferred tax liability, noncurrent			$ 0.6	$ 1.6
General partner
Significant Accounting Policies [Line Items]
General partner interest (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%